Related Party Transactions - Summary of Commissions (Details) - Related Party - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Ceding commission expense	$ 325.0	$ 311.1	$ 166.2
Profit commission expense	3.8	0.0	59.1
Total commissions	$ 328.8	$ 311.1	$ 225.3